UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 93.6%

	Aerospace & Defense – 4.8%

650	ITT Industries, Inc.	$30,674

400	United Technologies Corporation	29,908
	Total Aerospace & Defense	60,582
	Beverages – 9.6%

750	Coca-Cola Company	45,990

500	Diageo PLC, Sponsored ADR	37,000

600	PepsiCo, Inc.	39,180
	Total Beverages	122,170
	Capital Markets – 2.2%

75	Goldman Sachs Group, Inc.	12,071

3,100	Nomura Holdings Inc.	15,686
	Total Capital Markets	27,757
	Chemicals – 6.1%

250	Ecolab Inc.	12,330

200	Potash Corporation of Saskatchewan	29,018

400	Praxair, Inc.	36,536
	Total Chemicals	77,884
	Commercial Banks – 1.8%

900	Wells Fargo & Company	23,472
	Commercial Services & Supplies – 2.5%

900	Waste Management, Inc.	32,148
	Communications Equipment – 6.6%

1,000	Cisco Systems, Inc., (2)	22,830

3,100	JDS Uniphase Corporation, (2)	32,581

650	QUALCOMM, Inc.	29,335
	Total Communications Equipment	84,746
	Computers & Peripherals – 3.1%

700	EMC Corporation, (2)	14,707

600	Hewlett-Packard Company	25,236
	Total Computers & Peripherals	39,943
	Diversified Financial Services – 2.3%

100	CME Group, Inc.	28,965
	Electric Utilities – 4.2%

500	Exelon Corporation	20,410

600	NextEra Energy Inc.	33,024
	Total Electric Utilities	53,434
	Electrical Equipment – 3.4%

800	Emerson Electric Company	43,920
	Energy Equipment & Services – 2.2%

400	Schlumberger Limited	27,956
	Health Care Equipment & Supplies – 6.1%

200	Baxter International, Inc.	10,180

450	Becton, Dickinson and Company	33,984

1,000	Essilor International SA, (3)	33,344
	Total Health Care Equipment & Supplies	77,508

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara EcoLogic Equity Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Health Care Providers & Services – 2.8%

200	McKesson HBOC Inc.	$13,196

450	Quest Diagnostics Incorporated	22,113
	Total Health Care Providers & Services	35,309
	Hotels, Restaurants & Leisure – 3.7%

600	McDonald’s Corporation	46,658
	Household Products – 2.7%

550	Procter & Gamble Company	34,964
	Internet Software & Services – 1.2%

25	Google Inc., Class A, (2)	15,325
	IT Services – 5.1%

650	Accenture Limited	29,062

250	International Business Machines Corporation (IBM)	35,900
	Total IT Services	64,962
	Life Sciences Tools & Services – 1.2%

1,800	Lonza AG, (3)	15,660
	Oil, Gas & Consumable Fuels – 7.8%

350	Apache Corporation	35,357

300	Chevron Corporation	24,783

150	Occidental Petroleum Corporation	11,795

6,700	Paladin Energy Limited, (2)	27,336
	Total Oil, Gas & Consumable Fuels	99,271
	Pharmaceuticals – 5.1%

550	Abbott Laboratories	28,226

500	Allergan, Inc.	36,205
	Total Pharmaceuticals	64,431
	Road & Rail – 1.9%

400	Norfolk Southern Corporation	24,596
	Semiconductors & Equipment – 3.3%

1,250	Analog Devices, Inc.	42,088
	Textiles, Apparel & Luxury Goods – 2.9%

450	Nike, Inc., Class B	36,648
	Wireless Telecommunication Services – 1.0%

250	American Tower Corporation, (2)	12,903
	Total Investments (cost $944,406) – 93.6%	1,193,300
	Other Assets Less Liabilities – 6.4%	81,105
	Net Assets – 100%	$1,274,405

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

2	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,144,296	$49,004	$—	$1,193,300
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $944,406.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$265,908
Depreciation	(17,014)
Net unrealized appreciation (depreciation) of investments	$248,894

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.6%

300	Goodrich Corporation	$24,621
	Air Freight & Logistics – 3.0%

490	Expeditors International of Washington, Inc.	24,186

250	FedEx Corporation	21,930
	Total Air Freight & Logistics	46,116
	Airlines – 3.1%

6,000	Cathay Pacific Airways	16,139

500	Lan Airlines S.A., Sponsored ADR	15,370

11,000	Tiger Airways Holdings Limited, (2)	15,808
	Total Airlines	47,317
	Auto Components – 2.2%

235	Autoliv AB	16,838

185	Magna International Inc., Class A	16,750
	Total Auto Components	33,588
	Automobiles – 0.6%

1,500	PT Astra International Tbk	9,566
	Biotechnology – 0.5%

275	Abcam PLC	7,579
	Capital Markets – 2.5%

2,600	Hargreaves Lansdown PLC	19,518

450	State Street Corporation	18,792
	Total Capital Markets	38,310
	Chemicals – 1.2%

200	Praxair, Inc.	18,268
	Commercial Banks – 5.5%

625	Banco Itau Holdings Financeira, S.A., Sponsred ADR	15,350

13,000	Bank of China Limited	7,799

205	Bank of Montreal	12,146

85	HDFC Bank Ltd	14,702

4,530	Philippine National Bank	7,476

22,700	PT Bank Mandiri	17,779

300	Standard Chartered PLC	8,679
	Total Commercial Banks	83,931
	Communications Equipment – 4.0%

1,620	JDS Uniphase Corporation, (2)	17,026

695	Juniper Networks Inc., (2)	22,511

490	QUALCOMM, Inc.	22,114
	Total Communications Equipment	61,651
	Computers & Peripherals – 5.6%

110	Apple, Inc., (2)	33,096

1,125	EMC Corporation, (2)	23,636

2,350	Imagination Technologies Group PLC, (2)	16,350

230	Network Appliance Inc., (2)	12,248
	Total Computers & Peripherals	85,330

4	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 1.3%

505	Jacobs Engineering Group, Inc., (2)	$19,498
	Construction Materials – 1.1%

1,600	Siam Cement Public Company	17,558
	Distributors – 0.9%

2,500	Li and Fung Limited	13,175
	Diversified Financial Services – 3.0%

45	CME Group, Inc.	13,034

750	Hong Kong Exchanges and Clearing Limited	16,507

2,025	IG Group Holdings PLC	17,149
	Total Diversified Financial Services	46,690
	Electrical Equipment – 1.1%

800	ABB Limited, ADR	16,552
	Energy Equipment & Services – 3.8%

700	Petroleum Geo-Services ASA	8,749

430	Schlumberger Limited	30,053

635	Seadrill Limited	19,235
	Total Energy Equipment & Services	58,037
	Food & Staples Retailing – 2.4%

13,300	CP ALL PCL, (3)	19,741

7,175	Olam International Limited	17,351
	Total Food & Staples Retailing	37,092
	Food Products – 3.6%

12,500	Charoen Pokphand Foods PCL	11,958

250	Danone	15,823

41,000	GMG Global Limited	9,662

1,800	Viterra Inc.	17,243
	Total Food Products	54,686
	Gas Utilities – 1.0%

35,580	Perusahaan Gas Negara PT	16,123
	Health Care Equipment & Supplies – 0.5%

4,100	Top Glove Corporation BHD	7,247
	Health Care Providers & Services – 1.0%

310	Express Scripts, Inc., (2)	15,041
	Health Care Technology – 1.6%

274	Cerner Corporation, (2)	24,065
	Hotels, Restaurants & Leisure – 7.4%

350	CTRIP.com, (2)	18,225

2,640	Dominos Pizza Inc.	20,631

13,000	Genting Singapore PLC	21,796

440	McDonald’s Corporation	34,220

2,350	PartyGaming PLC	9,485

4,400	Sands China Limited, (2)	9,559
	Total Hotels, Restaurants & Leisure	113,916
	Industrial Conglomerates – 1.5%

1,500	Hutchison Whampoa Limited	14,804

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

600	SM Investments Corporation	$7,601
	Total Industrial Conglomerates	22,405
	Insurance – 0.8%

490	CNInsure Inc.	12,593
	Internet & Catalog Retail – 2.3%

875	ASOS PLC, (2)	19,867

1,400	Yoox SpA	15,354
	Total Internet & Catalog Retail	35,221
	Internet Software & Services – 4.7%

655	Akamai Technologies, Inc., (2)	33,844

7,550	Blinkx PLC	10,586

45	Google Inc., Class A, (2)	27,585
	Total Internet Software & Services	72,015
	Life Sciences Tools & Services – 0.7%

130	Lonza AG	11,381
	Machinery – 4.7%

200	Andritz AG	15,321

65	Fanuc Limited	9,410

700	Komatsu, Ltd., Sponsored ADR	17,154

325	SKF, AB	8,393

850	Weir Group PLC	21,220
	Total Machinery	71,498
	Media – 1.5%

735	Imax Corporation, (2)	15,913

150	Naspers Limited	7,876
	Total Media	23,789
	Metals & Mining – 5.6%

2,650	Centamin Eqypt	7,483

1,550	Fortescue Metals Group Limited	9,489

1,530	Hitachi Metals Limited	17,435

825	Silver Wheaton Corporation, (2)	23,719

350	Teck Cominco Limited	15,659

1,700	Western Coal Corporation	11,501
	Total Metals & Mining	85,286
	Multiline Retail – 1.6%

860	Dollar General Corporation, (2)	24,243
	Oil, Gas & Consumable Fuels – 1.4%

1,900	Paladin Energy Limited	7,713

655	Paramount Resources Limited, Class A, (2)	13,146
	Total Oil, Gas & Consumable Fuels	20,859
	Pharmaceuticals – 3.5%

200	Novo Nordisk A/S	21,052

63,500	PT Kalbe Farma Tbl	19,006

255	Teva Pharmaceutical Industries Limited, Sponsored ADR	13,235
	Total Pharmaceuticals	53,293

6	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust – 0.5%

5,000	CDL Hospitality Trusts	$8,267
	Real Estate Management & Development – 1.6%

15,000	Amata Corporation Public Company Limited, (3)	7,755

38,000	EverGrande Real Estate Group	16,129
	Total Real Estate Management & Development	23,884
	Semiconductors & Equipment – 1.7%

2,250	ARM Holdings PLC	13,098

1,600	Nordic Semiconductor ASA	5,464

275	Trina Solar Limited, Sponsored ADR	7,359
	Total Semiconductors & Equipment	25,921
	Software – 0.5%

200	Longtop Financial Technologies Limited	7,268
	Specialty Retail – 1.0%

5,000	Belle International Holdings Limited	8,979

200	Hennes & Mauritz AB	7,048
	Total Specialty Retail	16,027
	Textiles, Apparel & Luxury Goods – 4.7%

100	LVMH Moet Hennessy	15,672

375	Nike, Inc., Class B	30,540

40	Swatch Group AG	15,288

115	Tod’s S.p.A	11,151
	Total Textiles, Apparel & Luxury Goods	72,651
	Transportation Infrastructure – 1.0%

7,000	Singapore Airport Terminal Services Limited	15,414
	Total Common Stocks (cost $1,182,837)	1,497,972

Shares	Description (1)	Value
	COMMON STOCK RIGHT – 0.0%

37	Standard Charter PLC, Stock Right	$312
	Total Common Stock Right (cost $0)	312

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.9%

12,000	I-Shares FTSE Xinhua A50 China Tracker Exchange Traded Fund	$21,240

130	Market Vectors Brazil Small Cap ETF	7,809
	Total Exchange-Traded Funds (cost $29,190)	29,049
	Total Investments (cost $1,212,027) – 99.7%	1,527,333
	Other Assets Less Liabilities – 0.3%	4,335
	Net Assets – 100%	$1,531,668

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

October 31, 2010

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,470,476	$27,496	$—	$1,497,972
Common Stock Right	312	—	—	312
Exchange-Traded Funds	29,049	—	—	29,049
Total	$1,499,837	$27,496	$—	$1,527,333
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $1,212,027.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$322,800
Depreciation	(7,494)
Net unrealized appreciation (depreciation) of investments	$315,306

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 122.2%

	Aerospace & Defense – 4.9%

550	ITT Industries, Inc., (3)	$25,955

500	United Technologies Corporation, (3)	37,385
	Total Aerospace & Defense	63,340
	Air Freight & Logistics – 2.7%

700	Expeditors International of Washington, Inc.	34,552
	Beverages – 3.9%

400	Brown-Forman Corporation, (3)	24,324

400	PepsiCo, Inc., (3)	26,120
	Total Beverages	50,444
	Biotechnology – 1.2%

400	Gilead Sciences, Inc., (2)	15,868
	Capital Markets – 3.1%

250	Goldman Sachs Group, Inc., (3)	40,238
	Chemicals – 8.6%

600	Ecolab Inc.	29,592

200	Monsanto Company, (3)	11,884

750	Praxair, Inc., (3)	68,504
	Total Chemicals	109,980
	Commercial Banks – 1.8%

900	Wells Fargo & Company	23,472
	Commercial Services & Supplies – 2.1%

750	Waste Management, Inc., (3)	26,790
	Communications Equipment – 4.9%

1,400	QUALCOMM, Inc., (3)	63,181
	Computers & Peripherals – 2.3%

1,400	EMC Corporation, (2), (3)	29,414
	Construction & Engineering – 2.9%

950	Jacobs Engineering Group, Inc., (2), (3)	36,680
	Diversified Financial Services – 2.3%

100	CME Group, Inc., (3)	28,965
	Electrical Equipment – 2.6%

600	Emerson Electric Company, (3)	32,940
	Electronic Equipment & Instruments – 3.9%

550	Amphenol Corporation, Class A, (3)	27,572

800	FLIR Systems Inc., (2), (3)	22,272
	Total Electronic Equipment & Instruments	49,844
	Energy Equipment & Services – 3.0%

550	Schlumberger Limited, (3)	38,440
	Food & Staples Retailing – 2.0%

400	Costco Wholesale Corporation	25,108
	Food Products – 2.5%

525	Bunge Limited, (3)	31,537
	Health Care Equipment & Supplies – 7.8%

300	Becton, Dickinson and Company	22,656

300	C. R. Bard, Inc.	24,936

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

500	Stryker Corporation, (3)	$24,745

450	Varian Medical Systems, Inc., (2)	28,449
	Total Health Care Equipment & Supplies	100,786
	Health Care Providers & Services – 2.6%

700	Express Scripts, Inc., (2), (3)	33,964
	Hotels, Restaurants & Leisure – 2.1%

350	McDonald’s Corporation, (3)	27,220
	Household Products – 2.2%

450	Procter & Gamble Company, (3)	28,607
	Internet Software & Services – 8.0%

800	Akamai Technologies, Inc., (2), (3)	41,336

100	Google Inc., Class A, (2)	61,298
	Total Internet Software & Services	102,634
	IT Services – 13.1%

650	Accenture Limited, (3)	29,062

300	International Business Machines Corporation (IBM)	43,080

500	Visa Inc., (3)	39,085

3,250	Western Union Company, (3)	57,199
	Total IT Services	168,426
	Life Sciences Tools & Services – 2.3%

400	Waters Corporation, (2)	29,652
	Machinery – 4.2%

600	Donaldson Company, Inc., (3)	29,232

550	Illinois Tool Works, Inc.	25,135
	Total Machinery	54,367
	Media – 2.0%

600	Omnicom Group, Inc.	26,376
	Oil, Gas & Consumable Fuels – 3.1%

500	Occidental Petroleum Corporation, (3)	39,315
	Personal Products – 1.0%

200	Herbalife, Limited	12,772
	Pharmaceuticals – 5.1%

550	Allergan, Inc.	39,826

500	Teva Pharmaceutical Industries Limited, Sponsored ADR	25,950
	Total Pharmaceuticals	66,776
	Professional Services – 1.4%

500	FTI Consulting Inc., (2), (3)	17,730
	Road & Rail – 2.1%

450	Norfolk Southern Corporation, (3)	27,671
	Software – 5.7%

700	Check Point Software Technology Limited, (2)	29,925

900	Intuit, Inc., (2), (3)	43,199
	Total Software	73,124
	Specialty Retail – 2.3%

500	Ross Stores, Inc., (3)	29,495

10	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 2.5%

400	Nike, Inc., Class B, (3)	$32,576
	Total Common Stocks (cost $1,259,363)	1,571,284

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 2.9%

700	I-Shares Russell 1000 Growth Index Fund, (3)	$37,723
	Total Exchange-Traded Funds (cost $33,745)	37,723
	Total Investments (cost $1,293,108) – 125.1%	1,609,007

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (30.5)%

	Capital Markets – (1.9)%

(800)	Legg Mason, Inc.	$(24,824)
	Commercial Services & Supplies – (1.9)%

(900)	Cintas Corporation	(24,723)
	Communications Equipment – (2.2)%

(500)	Research In Motion Limited, (2)	(28,475)
	Diversified Financial Services – (2.1)%

(1,000)	Moody’s Corporation	(27,060)
	Electronic Equipment & Instruments – (2.0)%

(1,700)	Jabil Circuit Inc.	(26,078)
	Health Care Equipment & Supplies – (3.6)%

(700)	DENTSPLY International Inc.	(21,973)

(500)	Zimmer Holdings, Inc., (2)	(23,720)
	Total Health Care Equipment & Supplies	(45,693)
	Health Care Providers & Services – (2.3)%

(600)	Quest Diagnostics Incorporated	(29,484)
	Household Products – (1.8)%

(300)	Colgate-Palmolive Company	(23,136)
	Insurance – (1.9)%

(800)	Allstate Corporation	(24,392)
	Oil, Gas & Consumable Fuels – (2.2)%

(300)	EOG Resources, Inc.	(28,716)
	Pharmaceuticals – (2.0)%

(700)	Merck & Company Inc.	(25,396)
	Semiconductors & Equipment – (4.2)%

(175)	First Solar Inc., (2)	(24,094)

(1,500)	Intel Corporation	(30,105)
	Total Semiconductors & Equipment	(54,199)
	Software – (2.4)%

(400)	VMware Inc., (2)	(30,584)
	Total Common Stocks Sold Short (proceeds $374,908)	(392,760)
	Other Assets Less Liabilities – 5.4%	69,920
	Net Assets – 100%	$1,286,167

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

October 31, 2010

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,571,284	$—	$—	$1,571,284
Exchange-Traded Funds	37,723	—	—	37,723
Common Stocks Sold Short	(392,760)	—	—	(392,760)
Total	$1,216,247	$—	$—	$1,216,247

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $1,293,108.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$333,554
Depreciation	(17,655)
Net unrealized appreciation (depreciation) of investments	$315,899

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

ADR	American Depositary Receipt.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 99.0%

	Automobiles – 1.5%

926	Toyota Motor Corporation, Sponsored ADR	$65,579
	Beverages – 3.0%

3,200	Coca Cola West Holdings Company	48,952

6,000	Kirin Holdings Company, Limited	82,316
	Total Beverages	131,268
	Building Products – 3.1%

6,800	JS Group Corporation	133,854
	Capital Markets – 1.7%

18,000	Daiwa Securities Group Inc.	73,369
	Chemicals – 1.5%

9,000	Chugoku Marine Paints Limited	65,204
	Commercial Banks – 3.9%

12,000	77 Bank Limited	56,667

21,000	Sumitomo Trust & Banking Company	115,086
	Total Commercial Banks	171,753
	Commercial Services & Supplies – 7.8%

7,000	Dai Nippon Printing Co., Ltd.	88,381

4,900	Duskin Company Limited	86,102

1,900	Secom Company	86,299

10,000	Toppan Printing Company Limited	80,527
	Total Commercial Services & Supplies	341,309
	Construction & Engineering – 4.7%

4,000	JGC Corporation	76,550

31,000	Obayashi Corporation	126,358
	Total Construction & Engineering	202,908
	Construction Materials – 1.4%

32,000	Sumitomo Osaka Cement Company, Limited	62,036
	Containers & Packaging – 1.5%

3,900	Toyo Seikan Kaisha	66,543
	Diversified Telecommunication Services – 3.3%

6,376	Nippon Telegraph and Telephone Corporation, ADR	143,715
	Electrical Equipment – 5.9%

7,600	Futaba Corporation	133,545

2,300	Mabuchi Motor Company Limited	121,903
	Total Electrical Equipment	255,448
	Electronic Equipment & Instruments – 5.0%

3,754	FujiFilm Holdings Corporation, ADR, (2)	126,622

900	Kyocera Corporation	89,810
	Total Electronic Equipment & Instruments	216,432
	Food & Staples Retailing – 2.7%

5,000	Seven & I Holdings	116,379
	Food Products – 3.3%

7,000	Nippon Meat Packers Inc.	81,422

1,700	Nissin Foods Holdings Company Limited	61,603
	Total Food Products	143,025
	Health Care Equipment & Supplies – 3.3%

5,600	Paramount Bed Company Limited	142,523

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Household Durables – 4.8%

8,586	Panasonic Corporation, ADR	$124,497

9,000	Sekisui House, Ltd.	84,665
	Total Household Durables	209,162
	Insurance – 2.9%

5,200	MS & AD Insurance Group Holdings Inc.	124,911
	Leisure Equipment & Products – 3.1%

35	Fields Corporation	44,756

1,700	Sankyo Company Ltd	90,630
	Total Leisure Equipment & Products	135,386
	Media – 2.2%

1,160	Hakuhodo DY Holdings Inc.	58,094

28	TV Asahi Corporation	39,458
	Total Media	97,552
	Oil, Gas & Consumable Fuels – 2.6%

19,400	JX Holdings Inc., (3)	114,033
	Personal Products – 5.9%

5,200	KAO Corporation	132,019

5,900	Shiseido Company, Limited	123,323
	Total Personal Products	255,342
	Pharmaceuticals – 7.4%

2,500	Astellas Pharma Inc.	93,016

4,300	Daiichi Sankyo Company Limited	91,108

2,100	Ono Pharmaceutical Company Limited	89,251

1,000	Takeda Pharmaceutical Company, Limited	46,850
	Total Pharmaceuticals	320,225
	Real Estate Management & Development – 2.5%

10,000	Daiwa House Industry Company Limited	107,991
	Semiconductors & Equipment – 2.0%

1,400	Rohm Company Limited	87,337
	Software – 2.4%

400	Nintendo Co., Ltd.	103,641
	Textiles, Apparel & Luxury Goods – 3.3%

10,000	Wacoal Holdings Corporation	145,769
	Trading Companies & Distributors – 2.9%

8,100	Mitsui & Company Limited	127,333
	Wireless Telecommunication Services – 3.4%

8,746	NTT DoCoMo Inc., Sponsored ADR	147,719
	Total Investments (cost $3,929,453) – 99.0%	4,307,746
	Other Assets Less Liabilities – 1.0%	42,747
	Net Assets – 100%	$4,350,493

14	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$4,181,124	$126,622	$—	$4,307,746
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $3,967,933.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$486,881
Depreciation	(147,068)
Net unrealized appreciation (depreciation) of investments	$339,813

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 86.2%

	Aerospace & Defense – 5.7%

400	Lockheed Martin Corporation, (6)	$28,516

815	Thales S.A.	33,230
	Total Aerospace & Defense	61,746
	Commercial Services & Supplies – 1.5%

2,000	Toppan Printing Company Limited	16,105
	Communications Equipment – 1.0%

1,065	Nokia Corporation, ADR	11,374
	Diversified Financial Services – 0.5%

240	Guoco Group Limited, ADR (4)	5,861
	Diversified Telecommunication Services – 8.8%

720	Deutsche Telekom AG, ADR, (4)	10,375

260	KT Corporation, Sponsored ADR	5,379

2,000	Nippon Telegraph and Telephone Corporation, ADR, (6)	45,080

13,165	Telecom Italia S.p.A.	16,124

450	Telus Corporation, (6)	18,972
	Total Diversified Telecommunication Services	95,930
	Electric Utilities – 4.3%

1,280	Centrais Electricas Brasileiras S.A.,ADR,PFD B	20,928

240	Electricite de France S.A	10,998

1,100	Korea Electric Power Corporation, Sponsored ADR	14,531
	Total Electric Utilities	46,457
	Electrical Equipment – 0.7%

16	Areva S.A.	7,322
	Food & Staples Retailing – 3.7%

750	Wal-Mart Stores, Inc., (6)	40,628
	Food Products – 1.9%

600	Smithfield Foods, Inc., (2), (6)	10,050

700	Tyson Foods, Inc., Class A, (6)	10,885
	Total Food Products	20,935
	Health Care Providers & Services – 1.9%

700	Aetna Inc., (6)	20,902
	Household Durables – 0.9%

1,821	Oriental Weavers Group	10,091
	Internet Software & Services – 2.5%

925	eBay Inc., (2), (6)	27,574
	Machinery – 1.8%

470	AGCO Corporation, (2), (6)	19,961
	Marine – 1.1%

650	Stolt-Nielsen S.A.	11,654
	Metals & Mining – 16.3%

700	AngloGold Ashanti Limited, Sponsored ADR, (6)	32,977

1,000	Barrick Gold Corporation, (6)	48,090

2,200	Gold Fields Limited, Sponsored ADR, (6)	34,694

311	Newcrest Mining Limited	12,173

16	Nuveen Investments

Shares	Description (1)				Value

	Metals & Mining (continued)

630	Newmont Mining Corporation, (6)				$38,348

410	Polyus Gold Company, ADR (4)				12,144
	Total Metals & Mining				178,426
	Multi-Utilities – 3.0%

1,130	Ameren Corporation, (6)				32,747
	Oil, Gas & Consumable Fuels – 23.2%

475	Arch Coal Inc.				11,680

1,000	BP PLC, Sponsored ADR, (6)				40,830

1,550	Cameco Corporation				47,988

500	Chesapeake Energy Corporation, (6)				10,850

540	ConocoPhillips, (6)				32,076

550	Gazprom OAO, ADR				12,056

500	Nexen Inc., (6)				10,645

21,500	PT Medco Energi Internasional Tbk				9,803

300	Range Resources Corporation, (6)				11,217

910	Suncor Energy, Inc., (6)				29,129

2,860	Tesoro Corporation				37,066
	Total Oil, Gas & Consumable Fuels				253,340
	Pharmaceuticals – 5.4%

200	AstraZeneca PLC, Sponsored ADR, (6)				10,092

300	Eli Lilly and Company, (6)				10,560

335	Forest Laboratories, Inc., (2), (6)				11,072

1,600	Pfizer Inc., (6)				27,840
	Total Pharmaceuticals				59,564
	Software – 1.0%

400	Microsoft Corporation, (6)				10,656
	Trading Companies & Distributors – 1.0%

700	Mitsui & Company Limited				11,005
	Total Common Stocks (cost $825,654)				942,278

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.1%

	Communications Equipment – 2.1%

26	Lucent Technologies Capital Trust I	7.750%		B3	$22,750
	Total Convertible Preferred Securities (cost $19,370)				22,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 6.4%

	Energy Equipment & Services – 1.5%

$17	Bristow Group Convertible Bond	3.000%	6/15/38	BB	$16,193
	Health Care Providers & Services – 2.5%

30	Omnicare, Inc.	3.250%	12/15/35	B+	26,888

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

October 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Metals & Mining – 1.5%

25	First Uranium Corporation	4.250%	6/30/12	N/R	$16,913
	Oil, Gas & Consumable Fuels – 0.9%

11	Goodrich Petroleum Corporation, Convertible	5.000%	10/01/29	N/R	10,285
$83	Total Convertible Bonds (cost $65,553)				70,279

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.0%

	Oil, Gas & Consumable Fuels – 1.0%

$17	Petroleos de Venezuela SA	4.900%	10/28/14	N/R	11,067
	Total Corporate Bonds (cost $10,589)				11,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	MORTGAGE-BACKED SECURITIES – 1.2%

$91	Freddie Mac Multiclass Certificates, Series 3622 (I/O), (7)	5.000%	11/15/39	N/R	12,800
	Total Mortgage-Backed Securities (cost $16,889)				12,800
	Total Investments (cost $938,055) – 96.9%				1,059,174

Shares	Description (1)				Value
	COMMON STOCK SOLD SHORT – (26.4)%

	Chemicals – (2.9)%

(500)	Sigma-Aldrich Corporation				$(31,710)
	Food Products – (2.2)%

(722)	Green Mountain Coffee Roasters Inc., (2)				(23,819)
	Hotels, Restaurants & Leisure – (9.7)%

(191)	Chipotle Mexican Grill, (2)				(40,150)

(712)	P.F. Changs China Bistro, Inc.				(32,695)

(376)	Panera Bread Company, (2)				(33,656)
	Total Hotels, Restaurants & Leisure				(106,501)
	Household Products – (1.3)%

(247)	Reckitt Benckiser Group PLC				(13,817)
	Internet & Catalog Retail – (3.4)%

(130)	Amazon.com, Inc., (2)				(21,468)

(90)	NetFlix.com Inc., (2)				(15,615)
	Total Internet & Catalog Retail				(37,083)
	Software – (2.1)%

(195)	Salesforce.com, Inc., (2)				(22,634)
	Specialty Retail – (4.8)%

(495)	Tiffany & Co.				(26,235)

(860)	Urban Outfitters, Inc., (2)				(26,461)
	Total Specialty Retail				(52,696)
	Total Common Stocks Sold Short (proceeds $256,834)				(288,260)
	Other Assets Less Liabilities – 29.5%				322,053
	Net Assets – 100%				$1,092,967

18	Nuveen Investments

Investment in Derivatives

Call Options Written Outstanding at October 31, 2010:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
	Call Options Written – (4.0)%

(7)	Aetna Inc.	$(21,000)	1/22/11	$30.0	$(1,190)

(2)	AGCO Corporation	(6,000)	1/22/11	30.0	(2,540)

(11)	Ameren Corporation	(27,500)	12/18/10	25.0	(4,290)

(3)	AngloGold Ashanti Limited	(12,000)	1/22/11	40.0	(2,370)

(2)	AstraZeneca PLC	(10,000)	1/22/11	50.0	(495)

(5)	Barrick Gold Corporation	(20,500)	1/22/11	41.0	(3,863)

(10)	BP PLC	(40,000)	1/22/11	40.0	(2,825)

(3)	Chesapeake Energy Corporation	(7,500)	1/21/12	25.0	(644)

(4)	ConocoPhillips	(22,000)	1/22/11	55.0	(2,240)

(4)	eBay, Inc.	(8,000)	1/22/11	20.0	(3,970)

(3)	Eli Lilly & Company	(10,500)	1/22/11	35.0	(308)

(3)	Forest Laboratories, Inc.	(9,000)	1/22/11	30.0	(1,125)

(11)	Gold Fields Limited	(13,750)	1/22/11	12.5	(3,740)

(4)	Lockheed Martin Corporation	(30,000)	1/22/11	75.0	(450)

(3)	Microsoft Corporation	(7,800)	1/22/11	26.0	(458)

(3)	Newmont Mining Corporation	(17,250)	1/22/11	57.5	(1,710)

(3)	Nexen Inc.	(6,750)	3/19/11	22.5	(435)

(20)	Nippon Telegraph & Telephone Corporation	(50,000)	3/19/11	22.5	(2,250)

(8)	Pfizer Inc.	(12,000)	1/22/11	15.0	(1,960)

(2)	Range Resources Corporation	(7,500)	1/21/12	37.5	(1,250)

(6)	Smithfield Foods Inc.	(10,500)	1/22/11	17.5	(600)

(4)	Suncor Energy Inc	(12,400)	1/22/11	31.0	(1,040)

(4)	Telus Corporation	(16,000)	3/19/11	40.0	(1,320)

(7)	Tyson Foods Inc.	(11,200)	1/22/11	16.0	(646)

(5)	Wal-Mart Stores Inc.	(25,000)	1/22/11	50.0	(2,300)
(137)	Total Call Options Written (premiums received $26,960)	$(414,150)			$(44,019)

Put Options Purchased Outstanding at October 31, 2010:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value
	Put Options Purchased – 0.2%

2	Autozone Inc.	$40,000	1/12/11	$200.0	$2,260
	Total Put Options Purchased (cost $4,478)				2,260

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Flexible Allocation Fund (continued)

October 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$913,898	$28,380	$—	$942,278
Preferred Securities**	—	22,750	—	22,750
Convertible Bonds	—	70,279	—	70,279
Corporate Bonds	—	11,067	—	11,067
Mortgage-Backed Securities	—	—	12,800	12,800
Common Stocks Sold Short	(288,260)	—	—	(288,260)
Derivatives:
Call Options Written	(44,019)	—	—	(44,019)
Put Options Purchased	2,260	—	—	2,260
Total	$583,879	$132,476	$12,800	$729,155
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Mortgage- Backed Securities
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	12,800
Balance at the end of period	$12,800

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$2,260	Call options written, at value	$44,019

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments (excluding investments in derivatives) was $938,222.

20	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$128,331
Depreciation	(7,379)
Net unrealized appreciation (depreciation) of investments	$120,952

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(6)	Investment, or portion of investment, has been pledged as collateral for Call Options Written.

(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/R	Not rated.

ADR	American Depositary Receipt.

I/O	Interest Only Security.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 88.0%

	Aerospace & Defense – 4.4%

330,300	Lockheed Martin Corporation	$23,547,087

717,400	Thales S.A.	29,250,395
	Total Aerospace & Defense	52,797,482
	Airlines – 0.5%
173,900	WestJet Airlines Limited, Class A Variable Voting	2,143,265

281,851	WestJet Airlines Limited, 144A, (2)	3,473,747
	Total Airlines	5,617,012
	Beverages – 1.0%

835,000	Kirin Holdings Company, Limited	11,455,698
	Capital Markets – 2.8%

5,025,000	Daiwa Securities Group Inc., DD	20,482,167

1,779,887	Uranium Participation Corporation, (2)	12,704,753
	Total Capital Markets	33,186,920
	Chemicals – 1.0%

225,000	Shin Etsu Chemical Company Limited, DD	11,393,998
	Commercial Banks – 3.1%

925,000	77 Bank Limited	4,368,087

587,000	Bangkok Bank Public Company Limited, F Shares	3,025,067

1,593,200	Bank of East Asia, Ltd	6,813,686

4,277,000	Sumitomo Trust & Banking Company, Ltd	23,439,257
	Total Commercial Banks	37,646,097
	Commercial Services & Supplies – 0.9%

1,275,000	Toppan Printing Company Limited	10,267,180
	Communications Equipment – 0.5%

522,000	Nokia Corporation, ADR	5,574,960
	Computers & Peripherals – 0.2%

11,100	Japan Digital Laboratory Company, Ltd	111,179

67,857	Western Digital Corporation, (2)	2,172,781
	Total Computers & Peripherals	2,283,960
	Construction & Engineering – 0.5%

184,700	Shaw Group Inc., (2)	5,644,432
	Construction Materials – 0.9%

5,665,000	Sumitomo Osaka Cement Company, Limited	10,982,229
	Diversified Financial Services – 0.4%

438,000	Guoco Group Limited	5,356,865
	Diversified Telecommunication Services – 6.8%

670,800	Deutsche Telekom AG, ADR, (3)	9,666,228

257,400	KT Corporation, Sponsored ADR	5,325,606

186,275	Nippon Telegraph and Telephone Corporation, ADR	4,198,639

1,086,000	Nippon Telegraph and Telephone Corporation, DD	49,326,830

118,600	PT Telekomunikasi Indonesia Tbk, ADR	4,790,254

7,065,000	Telecom Italia S.p.A.	8,653,099
	Total Diversified Telecommunication Services	81,960,656
	Electric Utilities – 5.4%

1,225,000	Centrais Electricas Brasileiras S.A., ADR, PFD B	20,028,750

473,700	Electricite de France S.A.	21,707,311

22	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

1,065,000	Korea Electric Power Corporation, Sponsored ADR	$14,068,650

1,660,000	RusHydro, JSC ADR, (2)	8,590,500
	Total Electric Utilities	64,395,211
	Electrical Equipment – 1.2%

15,600	Areva S.A.	7,138,932

400,400	Futaba Corporation, DD	7,035,735
	Total Electrical Equipment	14,174,667
	Electronic Equipment & Instruments – 0.3%

524,000	Sanshin Electronics Company Limited	4,245,657
	Food & Staples Retailing – 3.0%

705,500	Kroger Co.	15,521,000

380,000	Wal-Mart Stores, Inc.	20,584,600
	Total Food & Staples Retailing	36,105,600
	Food Products – 3.1%

914,000	Brasilagro Companhia Brasileira de Propiedades Agricolas, (2)	5,380,897

161,600	Nissin Foods Holdings Company Limited, DD	5,855,916

535,600	Smithfield Foods, Inc., (2)	8,971,300

1,117,000	Tyson Foods, Inc., Class A	17,369,350
	Total Food Products	37,577,463
	Health Care Providers & Services – 1.6%

640,000	Aetna Inc.	19,110,400

1,300	Profarma Distribuidora de Produtos Farmaceuticos SA	12,692
	Total Health Care Providers & Services	19,123,092
	Hotels, Restaurants & Leisure – 0.5%

34,750,000	NagaCorp Limited	6,276,407
	Household Durables – 0.4%

833,106	Oriental Weavers Group	4,616,545
	Insurance – 0.9%

451,500	MS & AD Insurance Group Holdings, Inc.	10,845,651
	Internet Software & Services – 0.5%

208,100	eBay Inc., (2)	6,203,461
	Leisure Equipment & Products – 0.9%

2,348	Fields Corporation	3,002,475

138,100	Sankyo Company Ltd	7,362,359
	Total Leisure Equipment & Products	10,364,834
	Machinery – 1.2%

346,413	AGCO Corporation, (2)	14,712,160
	Marine – 1.3%

865,000	Stolt-Nielsen S.A.	15,508,145
	Media – 0.9%

50,700	Hakuhodo DY Holdings Inc.	2,539,095

5,485	TV Asahi Corporation	7,729,576
	Total Media	10,268,671

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Metals & Mining – 17.0%

895,000	Alcoa Inc.	$11,751,350

217,326	AngloGold Ashanti Limited, Sponsored ADR	10,238,228

960,000	Barrick Gold Corporation	46,166,400

1,152,000	Dundee Precious Metals Inc., (2)	6,833,611

1,720,000	Gabriel Resources, Limited, (2)	10,641,435

1,400,000	Gold Fields Limited	21,908,351

1,543,832	Medoro Resources Limited	2,906,322

4,817,383	Minara Resources Limited	3,586,339

948,500	Newcrest Mining Limited	37,126,960

720,000	Newmont Mining Corporation	43,826,400

147,345	Polyus Gold Company, ADR (3)	4,364,359

35,748,500	Simmer & Jack Mines, (2)	4,490,889
	Total Metals & Mining	203,840,644
	Oil, Gas & Consumable Fuels – 18.3%

1,186,598	Cameco Corporation	36,737,074

424,100	Chesapeake Energy Corporation	9,202,970

255,000	ConocoPhillips	15,147,000

1,745,000	ERG S.p.A., (2)	24,092,616

1,100,000	Gazprom OAO, ADR	24,112,000

275,000	Nexen Inc.	5,854,750

325,800	Peabody Energy Corporation	17,234,820

13,296,500	PT Medco Energi Internasional Tbk	6,062,460

249,300	Range Resources Corporation	9,321,327

805,400	Statoil ASA, ADR	17,581,882

692,500	Suncor Energy, Inc.	22,166,925

2,440,000	Tesoro Corporation	31,622,400
	Total Oil, Gas & Consumable Fuels	219,136,224
	Paper & Forest Products – 0.5%

331,100	UPM-Kymmene Oyj	5,506,859
	Personal Products – 0.9%

434,900	KAO Corporation	11,041,391
	Pharmaceuticals – 3.2%

306,200	Eli Lilly and Company	10,778,240

263,000	Forest Laboratories, Inc., (2)	8,692,150

1,120,000	Pfizer Inc.	19,488,000
	Total Pharmaceuticals	38,958,390
	Software – 0.4%

188,600	Microsoft Corporation	5,024,304
	Textiles, Apparel & Luxury Goods – 0.2%

22,060,000	China Hongxing Sports Limited	2,982,693
	Trading Companies & Distributors – 1.1%

870,900	Mitsui & Company Limited	13,690,674
	Water Utilities – 0.5%

132,916	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	6,108,819

24	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 1.7%

244,800	SK Telecom Company Limited, ADR			$4,511,664

2,180,000	TIM Participacoes S.A.			7,141,446

471,500	Turkcell Iletisim Hizmetleri A.S., ADR			8,453,995
	Total Wireless Telecommunication Services			20,107,105
	Total Common Stocks (cost $937,541,022)			1,054,982,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 13.0%

$155,487	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $155,487,144, collateralized by $144,180,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $158,598,000	0.020%	11/01/10	$155,486,885
	Total Short-Term Investments (cost $155,486,885)			155,486,885
	Total Investments (cost $1,093,027,907) – 101.0%			1,210,469,041
	Other Assets Less Liabilities – (1.0)%			(11,420,411)
	Net Assets – 100%			$1,199,048,630

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,040,951,569	$14,030,587	$—	$1,054,982,156
Short-Term Investments	155,486,885	—	—	155,486,885
Total	$1,196,438,454	$14,030,587	$—	$1,210,469,041
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $1,108,109,134.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$131,768,631
Depreciation	(29,408,724)
Net unrealized appreciation (depreciation) of investments	$102,359,907

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2010

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

ADR	American Depositary Receipt.

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 84.1%

	Capital Markets – 1.4%

68,009	Uranium Participation Corporation, (2)	$485,445
	Chemicals – 5.0%

62,000	Chugoku Marine Paints Limited	449,186

5,075	Mosaic Company	371,287

48,396	Omnia Holdings Limited, (2)	450,798

8,300	Shin Etsu Chemical Company Limited	420,312
	Total Chemicals	1,691,583
	Construction Materials – 0.8%

146,000	Sumitomo Osaka Cement Company, Limited	283,037
	Electric Utilities – 2.0%

14,761	Centrais Electricas Brasileiras S.A., Preferred ADR	238,652

6,127	Electricite de France S.A.	280,770

11,800	Korea Electric Power Corporation, Sponsored ADR	155,878
	Total Electric Utilities	675,300
	Electrical Equipment – 1.9%

1,368	Areva CI	626,029
	Energy Equipment & Services – 1.9%

7,048	Baker Hughes Incorporated	326,534

18,137	Weatherford International Ltd, (2)	304,883
	Total Energy Equipment & Services	631,417
	Food Products – 6.1%

54,100	Brasilagro Companhia Brasileira de Propiedades Agricolas, (2)	318,497

20,819	Fresh Del Monte Produce Inc., (2)	460,724

23,420	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	497,207

38,000	Nippon Meat Packers Inc.	442,003

24,500	SLC Agricola SA	317,003
	Total Food Products	2,035,434
	Machinery – 0.6%

5,115	AGCO Corporation, (2)	217,234
	Metals & Mining – 32.8%

6,725	Alcoa Inc.	88,299

199,596	Alumina Limited	396,894

6,039	Anglo American PLC, (2)	281,395

19,929	AngloGold Ashanti Limited, Sponsored ADR	938,855

130,950	Banro Corporation, (2)	383,684

19,952	Barrick Gold Corporation	959,492

69,893	Dundee Precious Metals Inc., (2)	414,602

188,919	Eastern Platinum Limited, (2)	344,533

291,131	First Uranium Corporation, (2)	225,506

2,915	Freeport-McMoRan Copper & Gold, Inc.	275,992

38,067	Gabriel Resources, Limited, (2)	235,516

218,125	Geovic Mining Corporation, (2)	183,927

59,667	Gold Fields Limited, Sponsored ADR	940,949

22,507	Impala Platinum Holdings Limited	636,172

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2010

Shares	Description (1)			Value

	Metals & Mining (continued)

9,413	Ivanhoe Mines Ltd., (2)			$226,571

29,544	Kinross Gold Corporation			530,315

984,466	MagIndustries Corp., (2)			318,534

271,474	Medoro Resources Limited			511,060

337,589	Minara Resources Limited			251,321

26,285	Newcrest Mining Limited			1,028,869

9,186	NovaGold Resources Inc., 144A, (2)			103,159

19,800	NovaGold Resources Inc., (2)			222,354

24,421	Polyus Gold Company, Sponsored GDR			723,350

23,425	Silver Standard Resources, Inc., (2)			568,759

1,598,035	Simmer & Jack Mines, (2)			200,752
	Total Metals & Mining			10,990,860
	Oil, Gas & Consumable Fuels – 31.6%

13,035	Arch Coal Inc.			320,531

7,099	BP PLC, Sponsored ADR			289,852

42,143	Cameco Corporation			1,304,747

35,452	Chesapeake Energy Corporation			769,308

6,962	ConocoPhillips			413,543

12,028	CONSOL Energy Inc.			442,149

6,983	Devon Energy Corporation			454,035

29,243	Gazprom OAO, ADR			641,007

22,979	Goodrich Petroleum Corporation, (2)			313,434

9,652	Hess Corporation			608,366

46,210	Nexen Inc.			983,811

235,487	OPTI Canada Inc.			161,625

3,898	Peabody Energy Corporation			206,204

26,324	Petrobras Energia S.A., ADR			473,569

3,136	PetroChina Company Limited, ADR			385,571

16,932	Range Resources Corporation			633,087

19,752	Royal Dutch Shell PLC, Class A			641,222

21,904	Statoil ASA, ADR			478,164

18,756	Suncor Energy, Inc.			600,380

39,322	Tesoro Corporation			509,613
	Total Oil, Gas & Consumable Fuels			10,630,218
	Total Common Stocks (cost $23,612,820)			28,266,557

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 14.5%

$4,876	Repurchase Agreement with State Street Bank, dated 10/29/10, repurchase price $4,875,946, collateralized by $4,630,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $4,976,787	0.020%	11/01/10	$4,875,938
	Total Short-Term Investments (cost $4,875,938)			4,875,938
	Total Investments (cost $28,488,758) – 98.6%			33,142,495
	Other Assets Less Liabilities – 1.4%			456,336
	Net Assets – 100%			$33,598,831

28	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,266,557	$—	$—	$28,266,557
Short-Term Investments	4,875,938	—	—	4,875,938
Total	$33,142,495	$—	$—	$33,142,495

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $28,872,945.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,001,086
Depreciation	(731,536)
Net unrealized appreciation (depreciation) of investments	$4,269,550

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 93.4%

	Aerospace & Defense – 3.6%

2,827,430	Embraer-Empresa Brasileiras de Aeronautica S.A.	$20,137,727

634,076	Thales S.A.	25,853,043
	Total Aerospace & Defense	45,990,770
	Auto Components – 0.8%

108,743	Magna International Inc., Class A	9,845,591
	Automobiles – 1.5%

262,562	Toyota Motor Corporation, Sponsored ADR	18,594,641
	Beverages – 2.1%

1,700,500	Coca Cola West Holdings Company	26,013,614
	Building Products – 1.4%

887,800	JS Group Corporation	17,475,770
	Capital Markets – 1.3%

935,624	UBS AG, (2)	15,924,320
	Commercial Banks – 2.1%

185,287	Societe Generale	11,095,393

2,750,000	Sumitomo Trust & Banking Company	15,070,834
	Total Commercial Banks	26,166,227

	Commercial Services & Supplies – 2.6%

2,582,000	Dai Nippon Printing Co., Ltd.	32,599,876
	Communications Equipment – 3.0%

3,844,264	Alcatel-Lucent, (2)	13,493,827

2,283,086	Nokia Oyj, Sponsored ADR	24,383,358
	Total Communications Equipment	37,877,185
	Diversified Telecommunication Services – 6.9%

613,027	Belgacom S.A.	24,052,019

1,472,043	Nippon Telegraph and Telephone Corporation, ADR	33,179,849

24,033,224	Telecom Italia S.p.A.	29,435,510
	Total Diversified Telecommunication Services	86,667,378
	Electric Utilities – 3.7%

673,700	Centrais Electricas Brasileiras S.A., ADR	11,014,995

479,544	Centrais Electricas Brasileiras Electrobras S.A.	6,599,617

221,718	Electricite de France S.A.	10,160,231

1,380,357	Korea Electric Power Corporation, Sponsored ADR	18,234,516
	Total Electric Utilities	46,009,359
	Electrical Equipment – 2.9%

25,635	Areva S.A.	11,731,188

475,900	Mabuchi Motor Company Limited	25,223,232
	Total Electrical Equipment	36,954,420
	Electronic Equipment & Instruments – 1.8%

673,800	FujiFilm Holdings Corp.	22,482,329
	Food & Staples Retailing – 3.9%

490,205	Carrefour SA	26,458,328

973,700	Seven & I Holdings	22,663,603
	Total Food & Staples Retailing	49,121,931

30	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 2.2%

887,000	Panasonic Corporation	$13,039,903

1,619,000	Sekisui House, Ltd.	15,230,309
	Total Household Durables	28,270,212
	Industrial Conglomerates – 2.1%

235,604	Siemens AG	26,915,154
	Insurance – 4.3%

105,159	Allianz SE	13,178,282

505,370	Axis Capital Holdings Limited	17,187,634

1,000,800	MS & AD Insurance Group Holdings Inc.	24,040,592
	Total Insurance	54,406,508
	Leisure Equipment & Products – 1.4%

337,200	Sankyo Company Ltd	17,976,737
	Media – 1.4%

763,259	Wolters Kluwer N.V.	17,363,358
	Metals & Mining – 14.9%

6,396,812	Alumina Limited	12,719,973

653,715	AngloGold Ashanti Limited, Sponsored ADR	30,796,514

893,988	Barrick Gold Corporation	42,991,883

1,851,224	Gold Fields Limited	28,969,475

411,049	Impala Platinum Holdings Limited	11,618,516

350,899	Ivanhoe Mines Ltd., (2)	8,446,139

1,574,035	Kinross Gold Corporation	28,253,928

625,397	Newcrest Mining Limited	24,479,799
	Total Metals & Mining	188,276,227
	Oil, Gas & Consumable Fuels – 10.7%

420,200	BP PLC, Sponsored ADR	17,156,766

740,177	ERG S.p.A., (2)	10,219,370

587,194	Gazprom OAO, ADR	12,871,292

1,510,064	Nexen Inc.	32,149,263

513,201	Royal Dutch Shell PLC, Class B, Sponsored ADR	33,009,088

925,225	Suncor Energy, Inc.	29,616,452
	Total Oil, Gas & Consumable Fuels	135,022,231
	Personal Products – 2.5%

458,800	KAO Corporation	11,648,172

973,500	Shiseido Company, Limited	20,348,291
	Total Personal Products	31,996,463
	Pharmaceuticals – 6.5%

439,811	AstraZeneca PLC	22,054,575

1,222,747	GlaxoSmithKline PLC	23,922,685

421,971	Sanofi-Aventis, S.A.	29,470,677

132,200	Takeda Pharmaceutical Company, Limited	6,193,538
	Total Pharmaceuticals	81,641,475
	Semiconductors & Equipment – 1.4%

285,100	Rohm Company Limited	17,785,535

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2010

Shares	Description (1)			Value

	Software – 1.5%

72,000	Nintendo Co., Ltd.			18,655,400
	Textiles, Apparel & Luxury Goods – 1.9%

1,637,000	Wacoal Holdings Corporation			23,862,321
	Wireless Telecommunication Services – 5.0%

2,021,638	SK Telecom Company Limited, ADR			37,258,788

9,611,797	Vodafone Group PLC			26,159,400
	Total Wireless Telecommunication Services			63,418,188
	Total Common Stocks (cost $1,062,485,632)			1,177,313,220

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.6%

$69,957	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $69,957,175, collateralized by $64,870,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $71,357,000	0.020%	11/01/10	$69,957,058
	Total Short-Term Investments (cost $69,957,058)			69,957,058
	Total Investments (cost $1,132,442,690) – 99.0%			1,247,270,278
	Other Assets Less Liabilities – 1.0%			12,897,797
	Net Assets – 100%			$1,260,168,075

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,177,313,220	$—	$—	$1,177,313,220
Short-Term Investments	69,957,058	—	—	69,957,058
Total	$1,247,270,278	$—	$—	$1,247,270,278

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $1,144,897,648.

32	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$172,307,792
Depreciation	(69,935,162)
Net unrealized appreciation (depreciation) of investments	$102,372,630

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 97.5%

	Aerospace & Defense – 2.6%

71,215	Raytheon Company	$3,281,587
	Beverages – 2.8%

58,885	Coca-Cola Company	3,610,828
	Capital Markets – 1.9%

14,195	BlackRock Inc.	2,427,203
	Commercial Banks – 4.5%

57,380	Cullen/Frost Bankers, Inc.	3,009,007

110,800	U.S. Bancorp	2,679,144
	Total Commercial Banks	5,688,151
	Commercial Services & Supplies – 2.7%

96,805	Waste Management, Inc.	3,457,875
	Communications Equipment – 2.9%

82,605	QUALCOMM, Inc.	3,727,964
	Diversified Financial Services – 2.5%

83,505	JPMorgan Chase & Co.	3,142,293
	Diversified Telecommunication Services – 2.7%

118,865	AT&T Inc.	3,387,653
	Electric Utilities – 2.4%

56,545	NextEra Energy Inc.	3,112,237
	Electrical Equipment – 2.1%

48,160	Emerson Electric Company	2,643,984
	Energy Equipment & Services – 2.5%

104,300	Seadrill Limited	3,173,849
	Food & Staples Retailing – 2.5%

58,600	Wal-Mart Stores, Inc.	3,174,362
	Food Products – 1.9%

55,000	McCormick & Company, Incorporated	2,432,100
	Gas Utilities – 2.0%

50,400	ONEOK, Inc.	2,510,928
	Hotels, Restaurants & Leisure – 2.5%

64,000	YUM! Brands, Inc.	3,171,840
	Household Durables – 2.0%

126,700	Leggett and Platt Inc.	2,582,146
	Household Products – 2.5%

50,945	Procter & Gamble Company	3,238,574
	Insurance – 2.7%

61,075	AFLAC Incorporated	3,413,482
	IT Services – 7.0%

57,500	Accenture Limited	2,570,825

23,335	International Business Machines Corporation (IBM)	3,350,906

108,840	Paychex, Inc.	3,014,868
	Total IT Services	8,936,599

34	Nuveen Investments

Shares	Description (1)			Value

	Machinery – 4.0%

33,200	Caterpillar Inc.			$2,609,520

47,567	PACCAR Inc.			2,438,284
	Total Machinery			5,047,804
	Media – 3.8%

120,600	Shaw Communication Inc.			2,578,428

60,480	Thomson Corporation			2,313,360
	Total Media			4,891,788
	Metals & Mining – 3.4%

100,360	Southern Copper Corporation			4,295,407
	Oil, Gas & Consumable Fuels – 10.5%

46,710	Chevron Corporation			3,858,713

114,035	EnCana Corporation			3,218,068

87,755	EQT Corporation			3,285,547

46,285	Royal Dutch Shell PLC, Class A, Sponsored ADR			3,005,285
	Total Oil, Gas & Consumable Fuels			13,367,613
	Pharmaceuticals – 7.8%

72,435	Abbott Laboratories			3,717,364

26,200	Novo-Nordisk A/S			2,745,760

203,500	Pfizer Inc.			3,540,900
	Total Pharmaceuticals			10,004,024
	Semiconductors & Equipment – 3.0%

118,190	Microchip Technology Incorporated			3,803,354
	Software – 2.7%

128,900	Microsoft Corporation			3,433,896
	Textiles, Apparel & Luxury Goods – 1.9%

29,175	VF Corporation			2,428,527
	Thrifts & Mortgage Finance – 2.6%

198,390	New York Community Bancorp Inc.			3,358,743
	Tobacco – 5.1%

39,545	Lorillard Inc.			3,374,770

53,375	Philip Morris International			3,122,438
	Total Tobacco			6,497,208
	Total Common Stocks (cost $107,413,533)			124,242,019

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$3,249	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $3,248,749, collateralized by $3,015,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $3,316,500	0.020%	11/01/10	$3,248,744
	Total Short-Term Investments (cost $3,248,744)			3,248,744
	Total Investments (cost $110,662,277) – 100.0%			127,490,763
	Other Assets Less Liabilities – (0.0)%			(12,094)
	Net Assets – 100%			$127,478,669

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2010

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$124,242,019	$—	$—	$124,242,019
Short-Term Investments	3,248,744	—	—	3,248,744
Total	$127,490,763	$—	$—	$127,490,763

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $111,071,173.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$19,537,952
Depreciation	(3,118,362)
Net unrealized appreciation (depreciation) of investments	$16,419,590

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

36	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 94.5%

	Aerospace & Defense – 3.4%

12,335	ITT Industries, Inc.	$582,089

10,735	United Technologies Corporation	802,656
	Total Aerospace & Defense	1,384,745
	Air Freight & Logistics – 2.0%

16,575	Expeditors International of Washington, Inc.	818,142
	Beverages – 4.0%

12,900	Brown-Forman Corporation	784,449

12,400	PepsiCo, Inc.	809,720
	Total Beverages	1,594,169
	Biotechnology – 2.0%

19,880	Gilead Sciences, Inc., (2)	788,640
	Capital Markets – 2.0%

4,985	Goldman Sachs Group, Inc.	802,336
	Chemicals – 6.6%

16,500	Ecolab Inc.	813,780

10,815	Monsanto Company	642,627

13,075	Praxair, Inc.	1,194,271
	Total Chemicals	2,650,678
	Commercial Banks – 1.0%

15,800	Wells Fargo & Company	412,064
	Commercial Services & Supplies – 2.0%

21,945	Waste Management, Inc.	783,875
	Communications Equipment – 3.1%

27,515	QUALCOMM, Inc.	1,241,752
	Computers & Peripherals – 2.1%

39,700	EMC Corporation, (2)	834,097
	Construction & Engineering – 1.8%

18,520	Jacobs Engineering Group, Inc., (2)	715,057
	Diversified Financial Services – 2.1%

2,885	CME Group, Inc.	835,640
	Electrical Equipment – 2.1%

15,300	Emerson Electric Company	839,970
	Electronic Components – 2.1%

17,015	Amphenol Corporation, Class A	852,962
	Electronic Equipment & Instruments – 1.0%

14,900	FLIR Systems Inc., (2)	414,816
	Energy Equipment & Services – 2.2%

12,655	Schlumberger Limited	884,458
	Food & Staples Retailing – 2.0%

12,700	Costco Wholesale Corporation	797,179
	Food Products – 1.5%

10,225	Bunge Limited	614,216
	Health Care Equipment & Supplies – 6.6%

10,505	Becton, Dickinson and Company	793,338

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

9,550	C. R. Bard, Inc.	$793,796

7,950	Stryker Corporation	393,446

11,000	Varian Medical Systems, Inc., (2)	695,420
	Total Health Care Equipment & Supplies	2,676,000
	Health Care Providers & Services – 2.0%

16,760	Express Scripts, Inc., (2)	813,195
	Hotels, Restaurants & Leisure – 2.0%

10,385	McDonald’s Corporation	807,641
	Household Products – 2.0%

12,750	Procter & Gamble Company	810,518
	Internet Software & Services – 5.8%

17,300	Akamai Technologies, Inc., (2)	893,891

2,325	Google Inc., Class A, (2)	1,425,202
	Total Internet Software & Services	2,319,093
	IT Services – 7.7%

18,810	Accenture Limited	840,995

5,800	International Business Machines Corporation (IBM)	832,880

5,800	Visa Inc.	453,386

56,195	Western Union Company	989,032
	Total IT Services	3,116,293
	Life Sciences Tools & Services – 1.0%

5,600	Waters Corporation, (2)	415,128
	Machinery – 3.9%

16,800	Donaldson Company, Inc.	818,496

16,630	Illinois Tool Works, Inc.	759,991
	Total Machinery	1,578,487
	Media – 2.1%

19,530	Omnicom Group, Inc.	858,539
	Oil, Gas & Consumable Fuels – 2.0%

10,200	Occidental Petroleum Corporation	802,026
	Personal Products – 1.0%

6,400	Herbalife, Limited	408,704
	Pharmaceuticals – 4.3%

11,955	Allergan, Inc.	865,662

16,860	Teva Pharmaceutical Industries Limited, Sponsored ADR	875,034
	Total Pharmaceuticals	1,740,696
	Professional Services – 1.4%

15,600	FTI Consulting Inc., (2)	553,176
	Road & Rail – 2.0%

13,255	Norfolk Southern Corporation	815,050
	Software – 3.4%

11,200	Check Point Software Technology Limited, (2)	478,800

18,500	Intuit, Inc., (2)	888,000
	Total Software	1,366,800

38	Nuveen Investments

Shares	Description (1)			Value

	Specialy Retail – 2.3%

15,445	Ross Stores, Inc.			$911,101
	Textiles, Apparel & Luxury Goods – 2.0%

9,815	Nike, Inc., Class B			799,331
	Total Common Stocks (cost $33,733,461)			38,056,574

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.6%

$2,252	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $2,252,095, collateralized by $2,090,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $2,299,000	0.020%	11/01/10	$2,252,091
	Total Short-Term Investments (cost $2,252,091)			2,252,091
	Total Investments (cost $35,985,552) – 100.1%			40,308,665
	Other Assets Less Liabilities – (0.1)%			(23,217)
	Net Assets – 100%			$40,285,448

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$38,056,574	$—	$—	$38,056,574
Short-Term Investments	2,252,091	—	—	2,252,091
Total	$40,308,665	$—	$—	$40,308,665

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2010

At October 31, 2010, the cost of investments was $36,578,978.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$5,390,208
Depreciation	(1,660,521)
Net unrealized appreciation (depreciation) of investments	$3,729,687

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

40	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Air Freight & Logistics – 1.0%

11,000	Goodpack Limited	$17,338
	Airlines – 2.9%

6,100	Cathay Pacific Airways	16,408

550	Lan Airlines S.A., Sponsored ADR	16,907

12,000	Tiger Airways Holdings Limited, (2)	17,245
	Total Airlines	50,560
	Auto Components – 4.3%

350	Autoliv AB	25,078

125	Hyundai Mobis	31,104

200	Magna International Inc., Class A	18,108
	Total Auto Components	74,290
	Automobiles – 0.6%

1,600	PT Astra International Tbk	10,204
	Biotechnology – 0.5%

300	Abcam PLC	8,268
	Capital Markets – 1.2%

2,710	Hargreaves Lansdown PLC	20,344
	Chemicals – 1.1%

850	Christian Hansen Holding A/S	18,592
	Commercial Banks – 7.4%

700	Banco Itau Holdings Financeira, S.A., Sponsred ADR	17,192

29,000	Bank of China Limited	17,397

250	Bank of Montreal	14,813

100	HDFC Bank Ltd	17,296

4,700	Kasikornbank PCL	19,753

4,920	Philippine National Bank	8,120

23,470	PT Bank Mandiri	18,382

545	Standard Chartered PLC	15,767
	Total Commercial Banks	128,720
	Communications Equipment – 1.0%

4,600	ZTE Corporation	17,091
	Computers & Peripherals – 2.1%

5,265	Imagination Technologies Group PLC, (2)	36,627
	Construction Materials – 2.1%

8,000	China National Building Material Company Limited	19,527

1,500	Siam Cement Public Company	16,461
	Total Construction Materials	35,988
	Distributors – 0.7%

2,400	Li and Fung Limited	12,648
	Diversified Financial Services – 2.5%

1,150	Hong Kong Exchanges and Clearing Limited	25,311

2,100	IG Group Holdings PLC	17,784
	Total Diversified Financial Services	43,095

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Electrical Equipment – 0.9%

725	ABB Limited, ADR	$15,000
	Energy Equipment & Services – 3.2%

775	Calfrac Well Services Limtied	19,483

1,325	Petroleum Geo-Services ASA	16,561

645	Seadrill Limited	19,537
	Total Energy Equipment & Services	55,581
	Food & Staples Retailing – 2.3%

14,300	CP ALL PCL, (3)	21,226

7,550	Olam International Limited	18,258
	Total Food & Staples Retailing	39,484
	Food Products – 3.5%

13,000	Charoen Pokphand Foods PCL	12,436

275	Danone	17,405

44,000	GMG Global Limited	10,369

2,200	Viterra Inc.	21,075
	Total Food Products	61,285
	Gas Utilities – 1.0%

37,625	Perusahaan Gas Negara PT	17,050
	Health Care Equipment & Supplies – 0.4%

4,400	Top Glove Corporation BHD	7,778
	Health Care Technology – 1.3%

560	SXC Health Solutions Corporation, (2)	21,818
	Hotels, Restaurants & Leisure – 6.8%

370	CTRIP.com, (2)	19,266

2,815	Dominos Pizza Inc.	21,998

14,000	Genting Singapore PLC	23,472

2,550	PartyGaming PLC	10,293

13,200	Sands China Limited, (2)	28,678

9,000	SJM Holdings Limited	13,376
	Total Hotels, Restaurants & Leisure	117,083
	Industrial Conglomerates – 2.3%

1,800	Hutchison Whampoa Limited	17,765

1,750	SM Investments Corporation	22,170
	Total Industrial Conglomerates	39,935
	Insurance – 1.3%

865	CNInsure Inc.	22,231
	Internet & Catalog Retail – 2.2%

945	ASOS PLC, (2)	21,457

1,550	Yoox SpA	16,999
	Total Internet & Catalog Retail	38,456
	Internet Software & Services – 1.8%

9,375	Blinkx PLC	13,144

2,340	Telecity Group PLC, (2)	18,669
	Total Internet Software & Services	31,813

42	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.9%

175	Lonza AG	$15,321
	Machinery – 7.5%

225	Andritz AG	17,236

120	Fanuc Limited	17,373

700	Komatsu, Ltd., Sponsored ADR	17,154

700	SKF, AB	18,077

1,250	Volvo AB, Class B Shares, (2)	16,926

1,600	Weichai Power Company Limited	20,910

900	Weir Group PLC	22,468
	Total Machinery	130,144
	Media – 3.9%

1,650	Imax Corporation, (2)	35,723

600	Naspers Limited	31,505
	Total Media	67,228
	Metals & Mining – 8.1%

5,750	Centamin Eqypt	16,237

3,325	Fortescue Metals Group Limited	20,356

1,880	Hitachi Metals Limited	21,424

3,700	Lydian International Limited	8,090

1,125	Silver Wheaton Corporation, (2)	32,344

475	Teck Cominco Limited	21,252

1,800	Western Coal Corporation	12,178

2,050	White Energy Company Limited	7,631
	Total Metals & Mining	139,512
	Multiline Retail – 0.9%

600	Don Quijote Company Limited	16,396
	Oil, Gas & Consumable Fuels – 2.8%

1,200	Painted Pony Petroleum Limited, Class A, (3)	8,260

6,200	Paladin Energy Limited	25,167

750	Paramount Resources Limited, Class A, (2)	15,053
	Total Oil, Gas & Consumable Fuels	48,480
	Personal Products – 0.9%

135	L’Oreal	15,851
	Pharmaceuticals – 4.0%

310	Novo Nordisk A/S	32,631

65,500	PT Kalbe Farma Tbl	19,604

335	Teva Pharmaceutical Industries Limited, Sponsored ADR	17,387
	Total Pharmaceuticals	69,622
	Real Estate Investment Trust – 0.5%

5,000	CDL Hospitality Trusts	8,267
	Real Estate Management & Development – 1.5%

16,200	Amata Corporation Public Company Limited, (3)	8,376

43,000	EverGrande Real Estate Group	18,251
	Total Real Estate Management & Development	26,627

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Semiconductors & Equipment – 2.5%

3,905	ARM Holdings PLC	$22,732

1,700	Nordic Semiconductor ASA	5,805

575	Trina Solar Limited, Sponsored ADR	15,387
	Total Semiconductors & Equipment	43,924
	Software – 2.0%

420	Check Point Software Technology Limited, (2)	17,955

450	Longtop Financial Technologies Limited	16,353
	Total Software	34,308
	Specialty Retail – 1.8%

4,000	Belle International Holdings Limited	7,183

425	Hennes & Mauritz AB	14,978

26,833	Home Product Center PCL, (3)	8,637
	Total Specialty Retail	30,798
	Textiles, Apparel & Luxury Goods – 3.9%

110	LVMH Moet Hennessy	17,239

45	Swatch Group AG	17,199

200	Tod’s S.p.A	19,393

4,000	Yue Yuen Industrial Holdings Limited	14,346
	Total Textiles, Apparel & Luxury Goods	68,177
	Transportation Infrastructure – 1.0%

8,000	Singapore Airport Terminal Services Limited	17,616
	Total Common Stocks (cost $1,285,254)	1,673,550

Shares	Description (1)	Value
	COMMON STOCK RIGHT – 0.0%

68	Standard Charter PLC, Stock Right	$573
	Total Common Stock Right (cost $0)	573

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 1.4%

13,600	I-Shares FTSE Xinhua A50 China Tracker Exchange Traded Fund	$24,073
	Total Exchange-Traded Funds (cost $25,266)	24,073
	Total Investments (cost $1,310,520) – 98.0%	1,698,196
	Other Assets Less Liabilities – 2.0%	34,542
	Net Assets – 100%	$1,732,738

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

44	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,627,051	$46,499	$—	$1,673,550
Common Stock Right	573	—	—	573
Exchange-Traded Funds	24,073	—	—	24,073
Total	$1,651,697	$46,499	$—	$1,698,196
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $1,310,520.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$397,709
Depreciation	(10,033)
Net unrealized appreciation (depreciation) of investments	$387,676

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 97.9%

	Aerospace & Defense – 2.9%

6,200	Goodrich Corporation	$508,834

13,500	United Technologies Corporation	1,009,395
	Total Aerospace & Defense	1,518,229
	Air Freight & Logistics – 1.2%

8,600	C.H. Robinson Worldwide, Inc.	606,128
	Auto Components – 0.6%

5,100	BorgWarner Inc., (2)	286,161
	Beverages – 1.0%

7,900	PepsiCo, Inc.	515,870
	Biotechnology – 1.0%

8,700	Celgene Corporation, (2)	540,009
	Capital Markets – 5.4%

6,900	Franklin Resources, Inc.	791,430

9,600	Goldman Sachs Group, Inc.	1,545,120

27,300	TD Ameritrade Holding Corporation, (2)	466,557
	Total Capital Markets	2,803,107
	Chemicals – 0.9%

9,300	Ecolab Inc.	458,676
	Communications Equipment – 5.8%

48,400	Cisco Systems, Inc., (2)	1,104,972

11,400	Juniper Networks Inc., (2)	369,246

33,700	QUALCOMM, Inc.	1,520,881
	Total Communications Equipment	2,995,099
	Computers & Peripherals – 8.4%

8,200	Apple, Inc., (2)	2,467,133

57,500	EMC Corporation, (2)	1,208,075

11,900	Network Appliance Inc., (2)	633,675
	Total Computers & Peripherals	4,308,883
	Construction & Engineering – 1.4%

15,000	Fluor Corporation	722,850
	Diversified Financial Services – 3.5%

1,900	CME Group, Inc.	550,335

4,000	Intercontinental Exchange, Inc., (2)	459,480

21,100	JPMorgan Chase & Co.	793,993
	Total Diversified Financial Services	1,803,808
	Electronic Equipment & Instruments – 1.9%

13,700	Agilent Technologies, Inc., (2)	476,760

10,700	Amphenol Corporation, Class A	536,391
	Total Electronic Equipment & Instruments	1,013,151
	Energy Equipment & Services – 4.2%

13,600	FMC Technologies Inc., (2)	980,560

17,400	Schlumberger Limited	1,216,086
	Total Energy Equipment & Services	2,196,646

46	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 1.0%

7,900	Costco Wholesale Corporation	$495,883
	Food Products – 0.9%

13,700	Green Mountain Coffee Inc., (2)	451,963
	Health Care Equipment & Supplies – 0.8%

6,800	Varian Medical Systems, Inc., (2)	429,896
	Health Care Providers & Services – 2.8%

29,500	Express Scripts, Inc., (2)	1,431,340
	Health Care Technology – 1.0%

6,200	Cerner Corporation, (2)	544,546
	Hotels, Restaurants & Leisure – 2.2%

10,700	CTRIP.com, ADR (2)	557,149

12,300	YUM! Brands, Inc.	609,588
	Total Hotels, Restaurants & Leisure	1,166,737
	Internet & Catalog Retail – 6.4%

7,700	Amazon.com, Inc., (2)	1,271,578

1,800	NetFlix.com Inc., (2)	312,300

4,700	Priceline.com Incorporated, (2)	1,771,007
	Total Internet & Catalog Retail	3,354,885
	Internet Software & Services – 4.8%

8,800	Baidu.com, Inc., Sponsored ADR, (2)	968,088

2,520	Google Inc., Class A, (2)	1,544,735
	Total Internet Software & Services	2,512,823
	IT Services – 7.1%

33,400	Cognizant Technology Solutions Corporation, Class A, (2)	2,177,346

19,200	Visa Inc.	1,500,864
	Total IT Services	3,678,210
	Machinery – 5.9%

30,900	Danaher Corporation	1,339,824

11,800	Deere & Company	906,240

18,400	Illinois Tool Works, Inc.	840,880
	Total Machinery	3,086,944
	Media – 0.5%

5,200	Scripps Networks Interactive, Class A Shares	264,628
	Metals & Mining – 2.8%

14,100	Cliffs Natural Resources Inc.	919,320

6,200	Walter Industries Inc.	545,352
	Total Metals & Mining	1,464,672
	Multiline Retail – 1.5%

15,500	Kohl’s Corporation, (2)	793,600
	Oil, Gas & Consumable Fuels – 2.0%

10,000	Peabody Energy Corporation	529,000

16,500	Petroleo Brasileiro, Sponsored ADR	514,635
	Total Oil, Gas & Consumable Fuels	1,043,635
	Personal Products – 1.1%

7,800	Estee Lauder Companies Inc., Class A	555,126

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Winslow Large-Cap Growth Fund (continued)

October 31, 2010

Shares	Description (1)			Value

	Pharmaceuticals – 2.9%

11,100	Shire Pharmaceuticals Group, ADR			$778,110

13,900	Teva Pharmaceutical Industries Limited, Sponsored ADR			721,410
	Total Pharmaceuticals			1,499,520
	Road & Rail – 3.0%

17,800	Union Pacific Corporation			1,560,704
	Semiconductors & Equipment – 1.1%

20,200	Texas Instruments Incorporated			597,314
	Software – 7.0%

20,800	Autodesk, Inc., (2)			752,544

14,100	Citrix Systems, (2)			903,387

6,900	Intuit, Inc., (2)			331,200

55,900	Oracle Corporation			1,643,460
	Total Software			3,630,591
	Specialty Retail – 2.2%

9,200	Dick’s Sporting Goods Inc., (2)			265,144

11,700	O’Reilly Automotive Inc., (2)			684,450

7,080	Urban Outfitters, Inc., (2)			217,852
	Total Specialty Retail			1,167,446
	Textiles, Apparel & Luxury Goods – 1.0%

6,100	Nike, Inc., Class B			496,784
	Wireless Telecommunication Services – 1.7%

17,600	American Tower Corporation, (2)			908,336
	Total Common Stocks (cost $46,303,363)			50,904,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%

$803	Repurchase Agreement with State Street Bank, dated 10/29/10, repurchase price $803,117, collateralized by $765,000 U.S Treasury Notes, 2.500%, due 4/30/15, value $822,299	0.020%	11/01/10	$803,116
	Total Short-Term Investments (cost $803,116)			803,116
	Total Investments (cost $47,106,479) – 99.4%			51,707,316
	Other Assets Less Liabilities – 0.6%			336,973
	Net Assets – 100%			$52,044,289

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

48	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,904,200	$—	$—	$50,904,200
Short-Term Investments	803,116	—	—	803,116
Total	$51,707,316	$—	$—	$51,707,316

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $47,240,137.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$4,991,697
Depreciation	(524,518)
Net unrealized appreciation (depreciation) of investments	$4,467,179

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 83.7%

	Aerospace & Defense – 1.4%

15,773	Embraer – Empresa Brasileiras de Aeronautica S/A, ADR	$455,051
	Capital Markets – 3.4%

139,731	EFG – Hermes Holdings SAE	697,354

94,860	GP Investments	401,689
	Total Capital Markets	1,099,043
	Chemicals – 2.3%

54,600	Fertilizantes Heringer S.A., (2)	305,706

47,250	Omnia Holdings Limited, (2)	440,123
	Total Chemicals	745,829
	Commercial Banks – 5.4%

57,000	Bangkok Bank Public Company Limited, NVDR	283,289

4,500,000	First Bank of Nigeria PLC	391,531

2,540	ICICI Bank Limited, ADR	133,553

61,150	Kazkommertsbank, 144A, GDR, (2), (3)	344,030

6,714,500	Zenith Bank PLC	587,741
	Total Commercial Banks	1,740,144
	Construction Materials – 3.6%

53,600	Cemex SAB de CV, Sponsored ADR	470,072

187,732	India Cements Limited, GDR	467,828

556,000	Luks Group Vietnam Holdings Company Limited	206,583
	Total Construction Materials	1,144,483
	Diversified Telecommunication Services – 5.0%

27,203	China Unicom Limited, ADR	380,842

10,429	KT Corporation, Sponsored ADR	215,776

5,505	PT Telekomunikasi Indonesia Tbk, ADR	222,347

256,160	Telecom Egypt SAE	786,035
	Total Diversified Telecommunication Services	1,605,000
	Electric Utilities – 9.4%

27,203	Centrais Electricas Brasileiras S.A. PFD B ADR	444,769

44,065	Centrais Electricas Brasileiras S.A., ADR	615,588

7,500	Eletrobras S.A.	103,217

35,777	Korea Electric Power Corporation, Sponsored ADR	472,614

22,690	Pampa Energia S.A., ADR	326,963

132,681	RusHydro, GDR, (2)	686,624

6,957,588	Wholesale Generation Co.-3	361,795
	Total Electric Utilities	3,011,570
	Electronic Equipment & Instruments – 0.9%

55,336	China Security and Surveillance Techology Inc., (2)	298,814
	Food Products – 5.0%

39,200	BrasilAgro – Companhia Brasileira de Propriedades Agricolas, (2)	230,778

25,246	Cresud S.A.C.I.F.y.A., ADR	496,589

221,899	Gruma S.A.B de C.V, (2)	439,916

7,366	Industrias Bachoco S.A.B. de C.V., ADR	156,380

20,000	SLC Agricola SA	258,778
	Total Food Products	1,582,441

50	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.9%

1,576,000	NagaCorp Limited	$284,651
	Household Durables – 2.2%

62,350	Oriental Weavers Group	345,504

185,209	Turk Sise ve Cam Fabrikalari A.S.	346,052
	Total Household Durables	691,556
	Independent Power Producers & Energy Traders – 1.6%

946,250	Energy Development Corporation	131,974

16,600	Huaneng Power International Inc., Sponsored ADR	379,974
	Total Independent Power Producers & Energy Traders	511,948
	Metals & Mining – 15.1%

22,064	AngloGold Ashanti Limited, Sponsored ADR	1,039,435

73,675	Banro Corporation, (2)	216,712

28,885	Dundee Precious Metals Inc., (2)	171,344

26,385	Gabriel Resources, Limited, (2)	163,241

49,491	Geovic Mining Corporation, (2)	41,732

60,966	Gold Fields Limited, Sponsored ADR	961,434

4,032	Impala Platinum Holdings Limited	113,967

15,747	Ivanhoe Mines Ltd., (2)	379,030

453,650	MagIndustries Corp., (2)	146,784

198,814	Medoro Resources Limited	374,275

6,283	Polyus Gold Company, Sponsored ADR, (5)	186,102

16,950	Polyus Gold Company, Sponsored GDR	502,059

15,612	Silver Standard Resources, Inc., (2)	379,059

1,032,502	Simmer & Jack Mines, (2)	129,708
	Total Metals & Mining	4,804,882
	Oil, Gas & Consumable Fuels – 12.1%

50,900	Gazprom OAO, GDR	1,115,728

35,889	Petrobras Argentina S.A. ADR	645,643

21,652	Petrobras Petroleo Brasileiro, Sponsored ADR	675,326

2,749	PetroChina Company Limited, ADR	337,990

344,000	PetroChina Company Limited	418,947

463,000	PT Medco Energi Internasional Tbk	211,102

7,251	S-Oil Corporation	447,207
	Total Oil, Gas & Consumable Fuels	3,851,943
	Pharmaceuticals – 2.0%

5,450	EGIS Pharmaceutical PLC	640,357
	Real Estate Management & Development – 2.9%

423,986	Emaar Properties PJSC	451,356

442,300	KLCC Property Holdings Berhad	469,095
	Total Real Estate Management & Development	920,451
	Textiles, Apparel & Luxury Goods – 1.2%

2,887,000	China Hongxing Sports Limited	390,346
	Tobacco – 1.4%

21,953	Eastern Tobacco Co.	456,186

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2010

Shares	Description (1)				Value

	Water Utilities – 2.5%

17,208	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				$790,880
	Wireless Telecommunication Services – 5.4%

7,399	MTN Group Limited, ADR, (5)				134,366

1,374	MTN Group Limited				24,714

4,030	NII Holdings Inc., (2)				168,494

32,342	SK Telecom Company Limited, ADR				596,063

33,125	TIM Participacoes S.A.				108,514

1,739	TIM Participacoes S.A., ADR				56,100

10,297	Turkcell Iletisim Hizmetleri A.S., ADR				184,625

63,532	Turkcell Iletisim Hizmetleri A.S.				460,652
	Total Wireless Telecommunication Services				1,733,528
	Total Common Stocks (cost $23,565,285)				26,759,103

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 1.2%

	Metals & Mining – 0.6%

$268	First Uranium Corporation, Convertible Bonds	4.250%	6/30/12	N/A	$181,312
	Oil, Gas & Consumable Fuels – 0.6%

200	Dana Gas, Convertible Bond	7.500%	10/31/12	N/A	192,350
$468	Total Convertible Bonds (cost $365,785)				373,662

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 1.3%

	Construction Materials – 0.3%

$50	C10-Euro Capital Special Purpose Vehicle Limited, Guaranteed by Cemex SAB de CV	6.277%	6/30/17	B–	$43,494

100	Cemex C5 Capital Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B–	69,688
150	Total Construction Materials				113,182
	Oil, Gas, & Consumable Fuels – 1.0%

488	Petroleos de Venezuela S.A.	4.900%	10/28/14	N/R	317,818
$638	Total Corporate Bonds (cost $405,009)				431,000

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 2.0%

	Household Durables – 2.0%

18,570	LG Electronics Inc.	0.000%		N/R	$643,617
	Total $25 Par (or similar) Preferred Securities (cost $648,623)				643,617

Shares	Description (1)				Value
	EQUITY LINKED CERTIFICATES – 1.1%

	Wireless Telecommunication Services – 1.1%

45,800	CLSA Asian Securities Programme, Equity Linked Certificates, Underlying Shares of Bharti AirTel Limited, 144A				$335,727
	Total Equity Linked Securities (cost $280,565)				335,727

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 10.6%

$3,395	Repurchase Agreement with State Street Bank, dated 10/29/10, repurchase price $3,394,738, collateralized by $3,225,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $3,466,553	0.020%	11/01/10	$3,394,732
	Total Short-Term Investments (cost $3,394,732)			3,394,732
	Total Investments (cost $28,659,999) – 99.9%			31,937,841
	Other Assets Less Liabilities – 0.1%			34,521
	Net Assets – 100%			$31,972,362

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$26,094,605	$320,468	$344,030	$26,759,103
Convertible Bonds	—	373,662	—	373,662
Corporate Bonds	—	431,000	—	431,000
Preferred Securities**	643,617	—	—	643,617
Equity Linked Certificates	—	335,727	—	335,727
Short-Term Investments	3,394,732	—	—	3,394,732
Total	$30,132,954	$1,460,857	$344,030	$31,937,841
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period
Gains (losses):	$—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	344,030
Balance at the end of period	$344,030

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

October 31, 2010

At October 31, 2010, the cost of investments was $28,837,364.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,482,272
Depreciation	(381,795)
Net unrealized appreciation (depreciation) of investments	$3,100,477

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/A	Not available.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

54	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

October 31, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 117.7%

	Aerospace & Defense – 5.8%

13,700	Lockheed Martin Corporation, (3)	$976,673

29,500	Thales S.A.	1,202,797
	Total Aerospace & Defense	2,179,470
	Airlines – 0.2%

1,260	WestJet Airlines Limited, Class A Variable Voting	15,529

4,209	WestJet Airlines Limited, 144A, (2)	51,875
	Total Airlines	67,404
	Beverages – 1.2%

32,000	Kirin Holdings Company Limited	439,021
	Capital Markets – 4.0%

206,000	Daiwa Securities Group Inc.	839,667

92,200	Uranium Participation Corporation, (2)	658,119
	Total Capital Markets	1,497,786
	Chemicals – 1.2%

8,800	Shin Etsu Chemical Company Limited, DD	445,632
	Commercial Banks – 4.4%

38,000	77 Bank Limited	179,446

24,700	Bangkok Bank Public Company Limited, F Shares	127,290

83,800	Bank of East Asia, Ltd	358,390

179,000	Sumitomo Trust & Banking Company, Ltd	980,974
	Total Commercial Banks	1,646,100
	Commercial Services & Supplies – 1.3%

59,000	Toppan Printing Company Limited	475,109
	Communications Equipment – 0.6%

21,200	Nokia Corporation, ADR, (3)	226,416
	Computers & Peripherals – 0.5%

11,600	Japan Digital Laboratory Company, Ltd	116,187

2,789	Western Digital Corporation, (2), (3)	89,304
	Total Computers & Peripherals	205,491
	Construction & Engineering – 0.6%

7,650	Shaw Group Inc., (2), (3)	233,784
	Construction Materials – 1.4%

276,000	Sumitomo Osaka Cement Company, Limited	535,057
	Diversified Financial Services – 0.5%

16,000	Guoco Group Limited	195,685
	Diversified Telecommunication Services – 9.5%

33,025	Deutsche Telekom AG, ADR, (3), (4)	475,890

9,100	KT Corporation, Sponsored ADR, (3)	188,279

475	Nippon Telegraph and Telephone Corporation, ADR, (3)	10,707

47,800	Nippon Telegraph and Telephone Corporation	2,171,107

5,467	PT Telekomunikasi Indonesia Tbk, ADR	220,812

399,800	Telecom Italia S.p.A.	489,669
	Total Diversified Telecommunication Services	3,556,464

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2010

Shares	Description (1)	Value

	Electric Utilities – 7.0%

56,400	Centrais Electricas Brasileiras S.A., ADR, Preferred B, (3)	$922,140

19,850	Electricite de France S.A.	909,627

33,800	Korea Electric Power Corporation, Sponsored ADR	446,498

70,550	RusHydro, JSC ADR (2)	365,096
	Total Electric Utilities	2,643,361
	Electrical Equipment – 2.0%

821	Areva S.A.	375,709

20,500	Futaba Corporation	360,221
	Total Electrical Equipment	735,930
	Electronic Equipment & Instruments – 0.6%

27,400	Sanshin Electronics Company Limited	222,006
	Food & Staples Retailing – 4.4%

33,225	Kroger Co., (3)	730,950

17,085	Wal-Mart Stores, Inc., (3)	925,494
	Total Food & Staples Retailing	1,656,444
	Food Products – 3.9%

30,300	Brasilagro Companhia Brasileira de Propiedades Agricolas, (2)	178,382

5,200	Nissin Foods Holdings Company Limited	188,433

22,400	Smithfield Foods, Inc., (2), (3)	375,200

47,400	Tyson Foods, Inc., Class A, (3)	737,070
	Total Food Products	1,479,085
	Health Care Providers & Services – 2.1%

26,300	Aetna Inc., (3)	785,318
	Hotels, Restaurants & Leisure – 0.5%

1,132,000	NagaCorp Limited	204,457
	Household Durables – 0.6%

39,800	Oriental Weavers Group	220,546
	Insurance – 1.2%

19,400	MS & AD Insurance Group Holdings, Inc.	466,015
	Internet Software & Services – 0.7%

8,400	eBay Inc., (2), (3)	250,404
	IT Services – 0.1%

1,400	TKC Corporation, DD	27,784
	Leisure Equipment & Products – 1.6%

200	Fields Corporation	255,747

6,800	Sankyo Company Ltd	362,520
	Total Leisure Equipment & Products	618,267
	Machinery – 1.6%

14,000	AGCO Corporation, (2), (3)	594,580
	Marine – 1.6%

32,823	Stolt-Nielsen S.A.	588,467
	Media – 1.3%

2,180	Hakuhodo DY Holdings Inc.	109,176

260	TV Asahi Corporation	366,397
	Total Media	475,573

56	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining – 21.2%

38,000	Alcoa Inc., (3)	$498,940

9,850	AngloGold Ashanti Limited, Sponsored ADR	464,034

38,900	Barrick Gold Corporation, (3)	1,870,701

27,800	Dundee Precious Metals Inc., (2)	164,908

69,100	Gabriel Resources, Limited, (2)	427,513

57,900	Gold Fields Limited	906,067

77,187	Medoro Resources Limited	145,307

239,082	Minara Resources Limited	177,987

29,174	Newcrest Mining Limited	1,141,953

28,950	Newmont Mining Corporation, (3)	1,762,187

7,204	Polyus Gold Company, ADR, (4)	213,382

1,654,000	Simmer & Jack Mines, (2)	207,783
	Total Metals & Mining	7,980,762
	Oil, Gas & Consumable Fuels – 24.1%

49,100	Cameco Corporation	1,520,136

17,650	Chesapeake Energy Corporation	383,005

12,100	ConocoPhillips, (3)	718,740

80,000	ERG S.p.A., (2)	1,104,533

45,200	Gazprom OAO, ADR	990,392

11,100	Nexen Inc., (3)	236,319

14,075	Peabody Energy Corporation, (3)	744,568

542,000	PT Medco Energi Internasional TbK	247,122

4,100	Range Resources Corporation	153,299

34,000	Statoil ASA, ADR	742,220

28,343	Suncor Energy, Inc., (3)	907,259

102,900	Tesoro Corporation, (3)	1,333,584
	Total Oil, Gas & Consumable Fuels	9,081,177
	Paper & Forest Products – 0.5%

11,800	UPM-Kymmene Oyj	196,258
	Personal Products – 1.3%

19,000	KAO Corporation	482,379
	Pharmaceuticals – 4.6%

12,560	Eli Lilly and Company, (3)	442,112

11,000	Forest Laboratories, Inc., (2), (3)	363,550

53,525	Pfizer Inc., (3)	931,335
	Total Pharmaceuticals	1,736,997
	Software – 0.5%

7,700	Microsoft Corporation, (3)	205,128
	Textiles, Apparel & Luxury Goods – 0.4%

1,017,000	China Hongxing Sports Limited	137,507
	Trading Companies & Distributors – 1.6%

37,800	Mitsui & Company Limited	594,221
	Water Utilities – 0.6%

4,995	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (3)	229,570

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

October 31, 2010

Shares	Description (1)			Value

	Wireless Telecommunication Services – 2.5%

11,200	SK Telecom Company Limited, ADR			$206,416

109,600	TIM Participacoes S.A.			359,038

1,765	TIM Participacoes S.A., ADR, (3)			56,939

17,300	Turkcell Iletisim Hizmetleri A.S., ADR			310,188
	Total Wireless Telecommunication Services			932,581
	Total Common Stocks (cost $40,402,139)			44,248,236

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 14.6%

$5,496	Repurchase Agreement with State Street Bank, dated 10/29/10, repurchase price $5,495,660, collateralized by $5,215,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $5,605,604	0.020%	11/01/10	$5,495,651
	Total Short-Term Investments (cost $5,495,651)			5,495,651
	Total Investments (cost $45,897,790) – 132.3%			49,743,887

Shares	Description (1)			Value
	COMMON STOCKS SOLD SHORT – (32.1)%

	Chemicals – (2.9)%

(17,200)	Sigma-Aldrich Corporation			$(1,090,824)
	Food Products – (2.0)%

(23,300)	Green Mountain Coffee Roasters Inc., (2)			(768,667)
	Hotels, Restaurants & Leisure – (9.0)%

(5,950)	Chipotle Mexican Grill, (2)			(1,250,750)

(22,900)	P.F. Changs China Bistro, Inc.			(1,051,568)

(12,100)	Panera Bread Company, (2)			(1,083,071)
	Total Hotels, Restaurants & Leisure			(3,385,389)
	Household Products – (1.2)%

(7,925)	Reckitt Benckiser Group PLC			(443,309)
	Internet & Catalog Retail – (4.2)%

(6,575)	Amazon.com, Inc., (2)			(1,085,796)

(2,875)	NetFlix.com Inc., (2)			(498,813)
	Total Internet & Catalog Retail			(1,584,609)
	Software – (1.9)%

(6,200)	Salesforce.com, Inc., (2)			(719,634)
	Specialty Retail – (10.2)%

(7,525)	AutoZone, Inc., (2)			(1,788,166)

(22,700)	Tiffany & Co.			(1,203,100)

(27,600)	Urban Outfitters, Inc., (2)			(849,252)
	Total Specialty Retail			(3,840,518)
	Trading Companies & Distributors – (0.7)%

(4,950)	Fastenal Company			(254,824)
	Total Common Stocks Sold Short (proceeds $10,301,238)			(12,087,774)
	Other Assets Less Liabilities – (0.2)%			(65,741)
	Net Assets – 100%			$37,590,372

58	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$43,558,964	$689,272	$—	$44,248,236
Short-Term Investments	5,495,651	—	—	5,495,651
Common Stocks Sold Short	(12,087,774)	—	—	(12,087,774)
Total	$36,966,841	$689,272	$—	$37,656,113
* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2010, the cost of investments was $45,997,933.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$4,064,852
Depreciation	(318,898)
Net unrealized appreciation (depreciation) of investments	$3,745,954

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

(4)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Nuveen Investments	59

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2010